SCHEDULE OF PROPERTY AND EQUIPMENT, NET (Details) - USD ($) $ in Thousands	Jun. 30, 2026	Dec. 31, 2025
Property, Plant, and Equipment [Line Items]
Property and equipment, gross	$ 4,551	$ 4,522
Less: accumulated depreciation	(2,581)	(2,393)
Property and equipment, net	1,970	2,129
Leasehold Buildings [Member]
Property, Plant, and Equipment [Line Items]
Property and equipment, gross	1,523	1,533
Leasehold Improvements [Member]
Property, Plant, and Equipment [Line Items]
Property and equipment, gross	184	186
Tools and Equipment [Member]
Property, Plant, and Equipment [Line Items]
Property and equipment, gross	52	52
Furniture and Fixtures [Member]
Property, Plant, and Equipment [Line Items]
Property and equipment, gross	266	267
Office Equipment [Member]
Property, Plant, and Equipment [Line Items]
Property and equipment, gross	37	37
Computer Equipment [Member]
Property, Plant, and Equipment [Line Items]
Property and equipment, gross	75	76
Vehicles [Member]
Property, Plant, and Equipment [Line Items]
Property and equipment, gross	1,064	1,012
Air Conditioner [Member]
Property, Plant, and Equipment [Line Items]
Property and equipment, gross	64	65
Machinery and Equipment [Member]
Property, Plant, and Equipment [Line Items]
Property and equipment, gross	$ 1,286	$ 1,294